Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Concentrate sales:
Gold	$ 6,811,841	$ 1,010,080
Silver	68,810	11,928
Total product sales	6,880,651	1,022,008
Less: Royalties	(265,212)	(40,880)
Upside participation	(987,277)	(84,711)
Outside processing charges	(286,165)	(44,756)
Total	(1,538,654)	(170,347)
Net concentrate sales	5,341,997	851,661
Processing income	132,110
Total revenue	$ 5,474,107	$ 851,661